Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Line Items]
Intangible asset (in Dollars)		$ 44,557,000
Estimated remaining amortization period	5 years
Cash generating unit (in Dollars)	$ 8,000,000
Capitalized development expenses (in Dollars)	$ 2,700,000	1,000,000	$ 0
GPS acquisition [member]
Intangible Assets [Line Items]
Intangible asset (in Dollars)		$ 36,600,000
NovioGendix IP [member]
Intangible Assets [Line Items]
Estimated remaining amortization period	1 year 7 months 6 days
GPS IP [member]
Intangible Assets [Line Items]
Estimated remaining amortization period	13 years 7 months 6 days
GPS Customer [member]
Intangible Assets [Line Items]
Estimated remaining amortization period	6 years 6 months
Confirm mdx [member]
Intangible Assets [Line Items]
Estimated remaining amortization period	2 months 12 days
Select mdx [member]
Intangible Assets [Line Items]
Estimated remaining amortization period	4 years
Resolve mdx [member]
Intangible Assets [Line Items]
Estimated remaining amortization period	3 years 3 months 18 days